Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
July 31, 2021

Dates Covered
Collections Period	07/01/21 - 07/31/21
Interest Accrual Period	07/15/21 - 08/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	08/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/21	992,119,122.22	36,819
Yield Supplement Overcollateralization Amount 06/30/21	35,334,529.90	0
Receivables Balance 06/30/21	1,027,453,652.12	36,819
Principal Payments	32,148,893.93	577
Defaulted Receivables	227,967.42	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/21	33,764,275.40	0
Pool Balance at 07/31/21	961,312,515.37	36,235

Pool Statistics	$ Amount	# of Accounts
Pool Factor	90.22%
Prepayment ABS Speed	1.52%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	5,354,899.66	204
Past Due 61-90 days	1,613,680.72	65
Past Due 91-120 days	114,138.44	5
Past Due 121+ days	0.00	0
Total	7,082,718.82	274

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.71%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	182,257.44
Aggregate Net Losses/(Gains) - July 2021	45,709.98
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.05%
Prior Net Losses Ratio	0.01%
Second Prior Net Losses Ratio	0.01%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	11,055,093.93
Actual Overcollateralization	11,055,093.93
Weighted Average Contract Rate	4.05%
Weighted Average Contract Rate, Yield Adjusted	5.56%
Weighted Average Remaining Term	60.84

Flow of Funds	$ Amount
Collections	35,776,192.84
Investment Earnings on Cash Accounts	83.32
Servicing Fee	(856,211.38)
Transfer to Collection Account	-
Available Funds	34,920,064.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	255,551.04
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,437,236.94
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	15,960,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,055,093.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,167,361.87

Total Distributions of Available Funds	34,920,064.78

Servicing Fee	856,211.38
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 07/15/21	980,709,752.31
Principal Paid	30,452,330.87
Note Balance @ 08/16/21	950,257,421.44

Class A-1
Note Balance @ 07/15/21	100,009,752.31
Principal Paid	30,452,330.87
Note Balance @ 08/16/21	69,557,421.44
Note Factor @ 08/16/21	38.5359676%

Class A-2
Note Balance @ 07/15/21	368,090,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	368,090,000.00
Note Factor @ 08/16/21	100.0000000%

Class A-3
Note Balance @ 07/15/21	368,080,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	368,080,000.00
Note Factor @ 08/16/21	100.0000000%

Class A-4
Note Balance @ 07/15/21	96,650,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	96,650,000.00
Note Factor @ 08/16/21	100.0000000%

Class B
Note Balance @ 07/15/21	31,920,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	31,920,000.00
Note Factor @ 08/16/21	100.0000000%

Class C
Note Balance @ 07/15/21	15,960,000.00
Principal Paid	0.00
Note Balance @ 08/16/21	15,960,000.00
Note Factor @ 08/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	300,372.04
Total Principal Paid	30,452,330.87
Total Paid	30,752,702.91

Class A-1
Coupon	0.11025%
Interest Paid	9,800.96
Principal Paid	30,452,330.87
Total Paid to A-1 Holders	30,462,131.83

Class A-2
Coupon	0.20000%
Interest Paid	61,348.33
Principal Paid	0.00
Total Paid to A-2 Holders	61,348.33

Class A-3
Coupon	0.42000%
Interest Paid	128,828.00
Principal Paid	0.00
Total Paid to A-3 Holders	128,828.00

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2830494
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.6961278
Total Distribution Amount	28.9791772

A-1 Interest Distribution Amount	0.0542989
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	168.7109743
Total A-1 Distribution Amount	168.7652732

A-2 Interest Distribution Amount	0.1666667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1666667

A-3 Interest Distribution Amount	0.3500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3500000

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	112.87
Noteholders' Third Priority Principal Distributable Amount	524.10
Noteholders' Principal Distributable Amount	363.03

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/21	2,659,652.60
Investment Earnings	56.73
Investment Earnings Paid	(56.73)
Deposit/(Withdrawal)	-
Balance as of 08/16/21	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,583,368.58	$4,272,353.92	$3,131,201.19
Number of Extensions	172	130	95
Ratio of extensions to Beginning of Period Receivables Balance	0.54%	0.40%	0.28%